Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2025		Mar. 31, 2024
Income Statement [Abstract]
Revenues	$ 353,981		$ 200,743
Cost of Sales	320,045		179,984
Gross Profit	33,936		20,759
General and administrative expenses	17,516		12,136
Marketing expenses	17,697		12,629
Research and development expenses	3,932		2,462
Settlement of litigation			9,250
Operating Expenses	39,145	[1],[2]	36,477	[3],[4]
Operating Loss	(5,209)		(15,718)
Other income (expenses), net	122		173
Finance expenses, net	(34)		(552)
Net Loss	(5,121)		(16,097)
Net loss attributable to noncontrolling interests	(154)
Net Loss Attributable to the Owners of the Company	(4,967)		(16,097)
Other comprehensive income/(loss), Items that will be reclassified subsequently to profit or loss:
Unrealized gain on investments in financial assets	12		43
Foreign currency translation adjustment	(121)		119
Total Comprehensive Loss Attributable to Owners of the Company	(5,076)		(15,935)
Total Comprehensive Loss Attributable to Non-Controlling Interest	(154)
Total Comprehensive Loss	$ (5,230)		$ (15,935)
Loss per share
Basic loss per share	$ (0.02)		$ (0.09)
Diluted loss per share	$ (0.02)		$ (0.09)
Weighted-average shares, diluted	204,382		184,692
Weighted-average shares, basic			184,692

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[2]	Operating expenses includes Revenue share expense of approximately $12,504 thousand and is recorded in the North American Brokerage segment.
[3]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses and Settlement of Litigation.
[4]	Operating expenses includes Revenue share expense of approximately $9,064 thousand and is recorded in the North American Brokerage segment.